Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (10,798,318)	$ 8,652	$ 477,689